Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Concentrations [Abstract]
Concentrations

Note 9:  Concentrations

The following is a schedule of revenues by geographic location (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
North and South America	$2,192	$2,849	$9,479	$10,022
Europe, Middle East, and Africa	1,634	1,301	4,378	5,637
Asia Pacific	454	155	1,752	1,180
Total	$4,280	$4,305	$15,609	$16,839

The following table represents the domestic and international revenues as a percentage of total net revenues:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
Domestic	51%	66%	61%	60%
International	49%	34%	39%	40%

The Company purchases principally all of its silicon wafers from two suppliers located in Taiwan and Korea.

For the nine months ended September 30, 2017, one customer accounted for 10% of net revenues and there were no other single customers accounting for over 10% of net revenues. For the three months ended September 30, 2017, one customer accounted for over 10% of net revenues.   As of September 30, 2017, two customers accounted for 15 % and 10%, respectively of the Company’s consolidated accounts receivable balance and no other single customer accounted for over 10% of the consolidated accounts receivable.

Note 12 – Concentrations

The following is a schedule of revenue by geographic location (in thousands):

	Year Ended
	December 31,
	2016	2015

North and South America	$12,664	$16,182
Europe, Middle East, and Africa	7,293	6,950
Asia Pacific	1,440	2,010
Total	$21,397	$25,142

	Year Ended
	December 31,
	2016	2015

Domestic	58%	63%
International	42%	37%

The Company purchases principally all of its silicon wafers from two suppliers supplier located in Taiwan and Korea, respectively.

In 2016, there was one customer that accounted for 11% of total revenues and 4% of accounts receivable as of December 31, 2016. In 2015, there were 2 customers that accounted for 12% and 11% of total revenues and 5% and zero, respectively, of accounts receivable at December 31, 2015.

At December 31, 2016 and 2015, there were ten customers who comprised 65% and 62%, respectively, of accounts receivable. At December 31, 2016, the Company had 2 customers that accounted for 17% and 12% of accounts receivable and, at December 31, 2015,  one customer that accounted for 12% of accounts receivable.